UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 53

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 55

PEAR TREE FUNDS

55 Old Bedford Road
Lincoln, MA 01773
(781) 259-1144

Willard L. Umphrey
President
PEAR TREE ADVISORS, INC.
55 Old Bedford Road
Lincoln, Massachusetts 01773

Copy to:
John Hunt, Esq.
NUTTER McCLENNEN & FISH LLP
Seaport West
155 Seaport Boulevard
Boston, MA 02110

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on August 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 53  is filed for the sole purpose of submitting XBRL exhibits for the risk/return summary first provided in PEA No. 52 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, and the Commonwealth of Massachusetts, on the 20th day of August, 2013.

PEAR TREE FUNDS

By: /s/ Willard L. Umphrey
Willard L. Umphrey, President

By:	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert M. Armstrong *                                                                                  August 20, 2013
Trustee                                                                    Date

/s/ John M. Bulbrook *                                                                    August 20, 2013
Trustee                                                                    Date

/s/ William H. Dunlap *                                                                    August 20, 2013
Trustee                                                                    Date

/s/ Clinton S. Marshall *                                                                    August 20, 2013
Trustee                                                                    Date

/s/ Willard L. Umphrey*                                                                    August 20, 2013
Trustee                                                                    Date

*By: /s/ Willard L. Umphrey                                                       August 20, 2013
       Willard L. Umphrey                                                                    Date
      Attorney in Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase